Consolidated Statements of Changes In Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized net holding gain (loss) on cash flow hedge, tax	$ 0	$ 296	$ 276
Unrealized net holding (loss) gain on securities-available-for-sale, tax	(21,236)	(1,645)	(1,318)
Cash dividends on common stock per share	$ 3.76	$ 3.76	$ 3.76
Change in funded status of pension plan, tax	$ 11,596	$ (3,328)	$ (2,707)